Loans payable (Disclosure of detailed information about director loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (557,477)	$ 680,585	$ (49,193)
Director Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	323,823	251,691
Additional loans (repayments)	30,000	50,000
Unrealized foreign exchange	(12,998)	22,132
Principal ending balance	$ 340,825	$ 323,823	$ 251,691